Cash and Cash Equivalents (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents
Cash and bank accounts	$ 3,905,893	$ 2,316,842
Short-term investments	42,287,280	30,269,510
Total cash and cash equivalents	$ 46,193,173	$ 32,586,352	$ 51,130,992	$ 25,828,215